STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
REVENUES
Government contract revenue	$ 33,434	$ 76,313	$ 563,805	$ 916,796	$ 1,623,769	$ 1,230,004
OPERATING EXPENSES
Professional fees	82,029	553,231	792,463	1,204,812	1,521,397	1,892,270
Payroll and related expenses	570,939	425,293	1,735,979	1,288,773	2,227,194	2,166,989
General and administrative	467,446	330,131	895,543	669,145	931,106	746,099
Total operating expenses	1,120,414	1,308,655	3,423,985	3,162,730	4,679,697	4,805,358
OPERATING LOSS	(1,086,980)	(1,232,342)	(2,860,180)	(2,245,934)	(3,055,928)	(3,575,354)
OTHER EXPENSE
Loss on debt conversion	222,939	0	2,754,062	40,256	40,257	139,839
(Gain)/loss on change in fair value of derivative liability	0	(78,175)	0	2,304,702	8,547,015	44,705
Loss on litigation settlement	0	0	0	0	583,601	0
Interest and other debt expenses	148,723	113,444	293,522	329,887	1,287,221	1,132,314
Other expense	143,363	1,000,000	143,363	1,000,000	(75,060)	(172)
Total other expense	515,025	1,035,269	3,190,947	3,674,845	10,383,034	1,316,686
NET LOSS BEFORE NONCONTROLLING INTERESTS	(1,602,005)	(2,267,611)	(6,051,127)	(5,920,779)	(13,438,962)	(4,892,040)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(51,548)	(37,061)	(140,683)	(37,061)	(81,730)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,550,457)	$ (2,230,550)	$ (5,910,444)	$ (5,883,718)	$ (13,357,232)	$ (4,892,040)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.26)	$ (0.56)	$ (1.12)	$ (1.57)	$ (3.44)	$ (1.64)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	6,032,126	3,963,066	5,254,459	3,750,111	3,881,179	2,984,472